Significant Accounting and Reporting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012 Year
Property, Plant and Equipment [Line Items]
Exchange rate	The translation of Japanese yen amounts into U.S. Dollar equivalents as of and for the year ended March 31, 2012 is included solely for the convenience of readers outside Japan and has been made using the exchange rate of ¥82 to US$1, the approximate rate of exchange prevailing at the Federal Reserve Board on March 31, 2012.
Ownership percentage of affiliates by Ricoh, minimum	20.00%
Ownership percentage of affiliates by Ricoh, maximum	50.00%
Maintenance contracts term, maximum, years	5
Percentage of non-marketable securities owned by Ricoh	20.00%
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum	5
Property, plant and equipment, useful life, maximum	50
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum	2
Property, plant and equipment, useful life, maximum	12
Software
Property, Plant and Equipment [Line Items]
Intangibles, useful life, minimum, years	3
Intangibles, useful life, maximum, years	10
Goodwill And Other Intangible Assets
Property, Plant and Equipment [Line Items]
Intangibles, useful life, minimum, years	1
Intangibles, useful life, maximum, years	20